Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Origination Years of Financial Assets (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021		Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		¥ 4,609,702			¥ 4,694,256	¥ 4,378,991
Performing
Financing Receivable, Recorded Investment [Line Items]
2021				¥ 1,061,859
2020				1,091,822
2019				710,782
2018				451,738
2017				360,812
Prior				687,651
Total financing receivables				4,364,664	4,582,826
Non-Performing
Financing Receivable, Recorded Investment [Line Items]
2021				19,379
2020				23,126
2019				15,167
2018				14,516
2017				9,702
Prior				21,056
Total financing receivables				102,946	111,430
Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		2,311,624			2,171,139	1,906,022
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		2,070,921			1,884,359
Consumer borrowers | Other loans
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		52,156			63,129
Consumer borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
2021		371,914
2020		443,079
2019		332,461
2018		220,035
2017		223,814
Prior		498,350
Total financing receivables		2,089,653			2,134,342
Consumer borrowers | Performing | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
2021		362,832
2020		431,483
2019		327,967
2018		217,380
2017		223,540
Prior		498,080
Total financing receivables		2,061,282			1,877,227
Consumer borrowers | Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
2021	[1]	9,082
2020	[1]	11,596
2019	[1]	4,494
2018	[1]	2,655
2017	[1]	274
Prior	[1]	270
Total financing receivables		28,371	[1]		39,104
Consumer borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
2021		11,041
2020		7,854
2019		5,132
2018		3,176
2017		2,612
Prior		3,609
Total financing receivables		33,424			36,797
Consumer borrowers | Non-Performing | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
2021		96
2020		735
2019		1,598
2018		1,683
2017		2,068
Prior		3,459
Total financing receivables		9,639			7,132
Consumer borrowers | Non-Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
2021	[1]	10,945
2020	[1]	7,119
2019	[1]	3,534
2018	[1]	1,493
2017	[1]	544
Prior	[1]	150
Total financing receivables		23,785	[1]		24,025
Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		1,268,560			1,428,935
Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		279,046			300,984
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		133,802			131,894
Corporate borrowers | Commercial Industrial And Other Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		200,033			255,311
Corporate borrowers | Commercial Industrial And Other Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		494,594			608,665
Corporate borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
2021		341,346
2020		378,732
2019		207,214
2018		124,889
2017		71,400
Prior		97,113
Total financing receivables		1,220,694			1,371,253
Corporate borrowers | Performing | Japan
Financing Receivable, Recorded Investment [Line Items]
2021		6,637
2020		24,428
2019		5,283
2018		2,802
2017		0
Prior		8,806
Total financing receivables		47,956
Corporate borrowers | Performing | The Americas
Financing Receivable, Recorded Investment [Line Items]
2021		1,349
2020		52,413
2019		28,291
2018		15,817
2017		5,178
Prior		8,764
Total financing receivables		111,812
Corporate borrowers | Performing | Real estate companies in Japan
Financing Receivable, Recorded Investment [Line Items]
2021		103,982
2020		62,274
2019		35,065
2018		28,743
2017		25,487
Prior		21,753
Total financing receivables		277,304
Corporate borrowers | Performing | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables					297,483
Corporate borrowers | Performing | Real estate companies in overseas
Financing Receivable, Recorded Investment [Line Items]
2021		42,980
2020		55,678
2019		10,695
2018		4,992
2017		1,976
Prior		2,976
Total financing receivables		119,297
Corporate borrowers | Performing | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables					119,403
Corporate borrowers | Performing | Commercial Industrial And Other Companies In Japan [Member]
Financing Receivable, Recorded Investment [Line Items]
2021		78,281
2020		41,166
2019		30,116
2018		12,746
2017		11,798
Prior		18,664
Total financing receivables		192,771
Corporate borrowers | Performing | Commercial Industrial And Other Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables					242,831
Corporate borrowers | Performing | Commercial Industrial And Other Companies In Overseas [Member]
Financing Receivable, Recorded Investment [Line Items]
2021		108,117
2020		142,773
2019		97,764
2018		59,789
2017		26,961
Prior		36,150
Total financing receivables		471,554
Corporate borrowers | Performing | Commercial Industrial And Other Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables					581,921
Corporate borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
2021		6,972
2020		12,215
2019		6,594
2018		7,266
2017		4,110
Prior		10,709
Total financing receivables		47,866			57,682
Corporate borrowers | Non-Performing | The Americas
Financing Receivable, Recorded Investment [Line Items]
2021		58
2020		0
2019		0
2018		0
2017		0
Prior		1,259
Total financing receivables		1,317
Corporate borrowers | Non-Performing | Real estate companies in Japan
Financing Receivable, Recorded Investment [Line Items]
2021		70
2020		252
2019		192
2018		0
2017		690
Prior		538
Total financing receivables		1,742
Corporate borrowers | Non-Performing | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables					3,501
Corporate borrowers | Non-Performing | Real estate companies in overseas
Financing Receivable, Recorded Investment [Line Items]
2021		0
2020		3,049
2019		2,057
2018		4,946
2017		1,056
Prior		3,397
Total financing receivables		14,505
Corporate borrowers | Non-Performing | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables					12,491
Corporate borrowers | Non-Performing | Commercial Industrial And Other Companies In Japan [Member]
Financing Receivable, Recorded Investment [Line Items]
2021		1,210
2020		3,865
2019		205
2018		878
2017		82
Prior		1,022
Total financing receivables		7,262
Corporate borrowers | Non-Performing | Commercial Industrial And Other Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables					12,480
Corporate borrowers | Non-Performing | Commercial Industrial And Other Companies In Overseas [Member]
Financing Receivable, Recorded Investment [Line Items]
2021		5,634
2020		5,049
2019		4,140
2018		1,442
2017		2,282
Prior		4,493
Total financing receivables		23,040
Corporate borrowers | Non-Performing | Commercial Industrial And Other Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables					26,744
Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	[2]				13,218	¥ 16,416
Purchased loans | Performing
Financing Receivable, Recorded Investment [Line Items]
2021		527
2020		0
2019		0
2018		168
2017		119
Prior		9,714
Total financing receivables		10,528			11,613
Purchased loans | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
2021		0
2020		0
2019		0
2018		15
2017		0
Prior		1,808
Total financing receivables		1,823			¥ 1,605
Net investment in leases | Performing
Financing Receivable, Recorded Investment [Line Items]
2021		333,190
2020		268,966
2019		171,040
2018		105,708
2017		62,977
Prior		68,712
Total financing receivables		1,010,593
Net investment in leases | Performing | Japan
Financing Receivable, Recorded Investment [Line Items]
2021				184,342
2020				165,580
2019				121,072
2018				84,928
2017				57,393
Prior				67,040
Total financing receivables				680,355
Net investment in leases | Performing | Overseas
Financing Receivable, Recorded Investment [Line Items]
2021				148,848
2020				103,386
2019				49,968
2018				20,780
2017				5,584
Prior				1,672
Total financing receivables				330,238
Net investment in leases | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
2021		1,366
2020		3,057
2019		3,441
2018		3,151
2017		2,980
Prior		4,930
Total financing receivables		¥ 18,925
Net investment in leases | Non-Performing | Japan
Financing Receivable, Recorded Investment [Line Items]
2021				151
2020				776
2019				1,194
2018				1,512
2017				1,261
Prior				2,213
Total financing receivables				7,107
Net investment in leases | Non-Performing | Overseas
Financing Receivable, Recorded Investment [Line Items]
2021				1,215
2020				2,281
2019				2,247
2018				1,639
2017				1,719
Prior				2,717
Total financing receivables				11,818
Other financial assets measured at amortized cost | Performing
Financing Receivable, Recorded Investment [Line Items]
2021				14,882
2020				1,045
2019				67
2018				938
2017				2,502
Prior				13,762
Total financing receivables				33,196
Other financial assets measured at amortized cost | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
2021				0
2020				0
2019				0
2018				908
2017				0
Prior				0
Total financing receivables				¥ 908

[1]	Other in loans to consumer borrowers includes claims receivable arising from payments on guarantee of consumer loans. For further information, see Note 33 “Commitments, Guarantees and Contingent Liabilities”
[2]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.